Cash Equivalents and Short Term Investments - Schedule Of Short-term Investments (Details) - Held-to-maturity short-term investments - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Effective Interest Rate %	0.00%	1.41%
Carrying Value
Disclosure of financial assets [line items]
Short-term investments	$ 0	$ 2,088,800
Original Cost
Disclosure of financial assets [line items]
Short-term investments	0	2,088,800
Fair Value | Face Value
Disclosure of financial assets [line items]
Short-term investments	0	2,088,800
Fair Value | Fair Value
Disclosure of financial assets [line items]
Short-term investments	$ 0	$ 2,088,800